Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the forty-five funds listed in Appendix A
In planning and performing our audits of the financial statements of the funds listed in Appendix A (hereafter collectively referred to as the "Funds") as of and for the periods ended August 31, 2026, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB1), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting. The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis.
A material weakness is a deficiency, or a combination of
deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of August 31, 2026.
This report is intended solely for the information and use of the
Board of Trustees of iShares Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
Appendix A
 iShares Trust
1. iShares MSCI China Multisector Tech ETF
2. iShares MSCI India ETF
3. iShares MSCI India Small-Cap ETF
4. iShares MSCI Japan Value ETF
5. iShares Currency Hedged MSCI Eurozone ETF
6. iShares Currency Hedged MSCI Japan ETF
7. iShares MSCI Brazil Small-Cap ETF
8. iShares MSCI China ETF
9. iShares MSCI China Small-Cap ETF
10. iShares MSCI Indonesia ETF
11. iShares MSCI Peru and Global Exposure ETF
12. iShares MSCI Philippines ETF
13. iShares MSCI Poland ETF
14. iShares MSCI Qatar ETF
15. iShares MSCI Saudi Arabia ETF
16. iShares MSCI UAE ETF
17. iShares MSCI Denmark ETF
18. iShares MSCI Finland ETF
19. iShares MSCI Ireland ETF
20. iShares MSCI Kuwait ETF
21. iShares MSCI New Zealand ETF
22. iShares MSCI Norway ETF
23. iShares MSCI United Kingdom ETF
24. iShares MSCI United Kingdom Small-Cap ETF
25. iShares MSCI Emerging Markets Quality Factor ETF
26. iShares MSCI Emerging Markets Value Factor ETF
27. iShares MSCI Global Quality Factor ETF
28. iShares MSCI USA Small-Cap Quality Factor ETF (1)
29. iShares Climate Conscious & Transition MSCI USA ETF
30. iShares ESG Advanced MSCI EAFE ETF
31. iShares ESG Advanced MSCI EM ETF
32. iShares ESG Advanced MSCI USA ETF
33. iShares ESG Aware MSCI EAFE ETF
34. iShares ESG Aware MSCI USA ETF
35. iShares ESG Aware MSCI USA Growth ETF
36. iShares ESG Aware MSCI USA Small-Cap ETF
37. iShares ESG Aware MSCI USA Value ETF
38. iShares ESG MSCI EM Leaders ETF
39. iShares ESG MSCI USA Leaders ETF
40. iShares MSCI Global Sustainable Development Goals ETF
41. iShares MSCI World Small-Cap ETF
42. iShares Paris-Aligned Climate Optimized MSCI USA ETF
43. iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF
44. iShares Morningstar U.S. Equity ETF
45. iShares Morningstar Small-Cap ETF
(1) March 31, 2026 (commencement of operations) through August 31, 2026